Income Taxes (Details Textual) (USD $)	4 Months Ended	12 Months Ended
	Oct. 31, 2011	Oct. 31, 2012
Income Taxes (Textual)
Net tax operating loss carryforwards		$ 72,000
Operating loss carryforwards, Expiration dates		Through 2032
Valuation allowance	$ 2,000	$ 23,000
Federal Corporate tax rate	34.00%	34.00%